Business acquisition - Additional Information (Detail) (USD $) In Thousands	Jun. 30, 2011	May 11, 2011
Business Acquisition [Line Items]
Consideration paid for assets	$ 15,576	$ 15,576
Goodwill	$ 4,433	$ 4,433